Credit Risk Mitigation Position (Details) - Schedule of Credit Risk Mitigation Position - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Credit Risk Mitigation Position [Abstract]
Balance at the beginning of the year	¥ 1,354,653,070	¥ 1,348,449,426
Increase during the year	767,794,395	960,663,187
Decrease during the year	(532,841,138)	(883,079,007)
Confiscation during the year	(422,763)	(71,380,536)
Balance at the end of the year	¥ 1,589,183,564	¥ 1,354,653,070